Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements
Cash income tax payments, net of refunds	$ 1,803	$ 1,717	$ 1,542
Cash interest payments	169	166	219
Capitalized interest	$ 21	$ 23	$ 19